Share-based payments	12 Months Ended
Dec. 31, 2018
Share-based payments
Share-based payments

29. Share‑based payments

(a)   Share incentive plan

In March 2011, the Group adopted the Vipshop Holdings Limited 2011 Stock Incentive Plan (the “2011 Plan”), which provide up to an aggregate of 7,350,000 Class A ordinary shares of the Group as share based compensation to employees, directors, officers and consultants and other eligible personal of the Group.

In 2012, the Group adopted the 2012 Stock Incentive Plan (the “2012 Plan”), which provide up to an aggregate of 9,000,000 Class A ordinary shares of the Group, and the maximum aggregate number of shares that may be issued per calendar year is 1,500,000 from 2012 until the termination of the 2012 Plan.

In July 2014, the Group adopted the 2014 Stock Incentive Plan (the “2014 Plan”), in which the maximum aggregate number of ordinary shares may be issued under the 2014 Plan is (i) 5,366,998 Class A ordinary shares, and (ii) an automatic increase on January 1 of each year after the effective date of the 2014 Plan by that number of shares representing 1.5% of the Group’s then total issued and outstanding share capital as of December 31 of the preceding year, or such less number as determined by the board of directors.

During the years ended December 31, 2016, no share option were granted to executive officers, employees and non-employees of the Group under the 2011, 2012 and 2014 Plans.

In January 2017, the Group granted 900,000 restricted shares to its senior management, and on the same date, the Group also granted 1,320,000 share options to its senior management at an exercise price of US$68.35 (approximately RMB444.71) per ordinary share pursuant to the Company's 2014 Share Incentive plan. In December 2018, the exercise price of 660,000 share options among the foregoing batch was adjusted to US$26.30 (approximately RMB180.83) per ordinary share.

The expiration dates of the options were 5 to 10 years from grant date, vesting is subject to the continuous services of the option holders to the Group, and post-termination exercise period ranged from 3 to 9 months. During any authorized leave of absence, the vesting of the option shall be suspended after the leave of absence exceeds a period of 90 days. Vesting of the option shall resume upon the option holders' return to service to the Group. The vesting schedule shall be extended by the length of the suspension.

In the event of termination of the option holders’ continuous service for cause, the option holders’ right to exercise the option shall terminate concurrently, except otherwise determined by the plan administrator, and the Group shall have the rights to repurchase all vested options purchased by the option holders at a discount price determined by the plan administrator. The share option holders have waived any voting rights with regard to the shares and granted a power of attorney to the Board of Directors of the Group to exercise voting rights with respect to the shares.

The Group uses the Binomial model to determine the estimated fair value for each option granted below with the assistance of an independent valuation firm. The Group estimates that the forfeiture rate for key management and employees will be nil and 13% for 2016, nil and 18% for 2017, and nil and 22% for 2018, respectively.

The assumptions used in determining the fair value of the share options on the grant date were as follows:

Assumptions	2017
Expected dividend yield	0%
Risk-free interest rate	1.96%
Expected volatility	61.0%
Expected life	5 years
Exercise multiples	2.80 times
Weighted average fair value of underlying ordinary shares (US$/share)	25.09

Notes:

(1)   Expected dividend yield:

The expected dividend yield was estimated by the Group based on its dividend policy over the expected life of the options.

(2)   Risk-free interest rate:

Risk-free interest rate was estimated based on the US Treasury Bond as of the valuation date.

(3)   Expected volatility:

The volatility of the underlying ordinary shares was estimated based on historical volatility of the Group for the period before the valuation date with length commensurate to contractual life of the options.

(4)   Expected life:

The expected life was the contractual life of the share options.

(5)   Exercise multiples:

The Group estimated the exercise multiple based on a consideration of various research studies regarding exercise pattern from historical statistical data.

(6)   Fair value of underlying ordinary shares:

After the Group’s initial public offering in March 2012, the fair values of ordinary shares were determined based on the closing price in the market.

For the years ended December 31, 2016, 2017 and 2018, the share option movements were as follows:

			Weighted			Weighted
		Weighted	average		Weighted	average
		average	remaining		average	intrinsic
		exercise	contractual		fair value	value	Aggregate
	Options	price per	years to expiry		at grant	per	intrinsic
	outstanding	share	per share		date	option	value
		US$			US$	US$	US$
As of January 1, 2016	2,436,871	1.33	5.89	years
Exercised	(560,930)	1.53	4.61	years
Forfeited	(3,000)	2.50	4.92	years
Outstanding as of December 31, 2016	1,872,941	0.78	4.97	years
Granted	1,320,000	68.35	4.00	years
Exercised	(454,708)	1.95	3.75	years
Outstanding as of December 31, 2017	2,738,233	33.50	4.14	years
Exercised	(356,736)	1.65	2.77	years
Outstanding as of December 31, 2018	2,381,497	26.61	3.05	years
Non-vested as of December 31, 2018	687,500
Options vested and expected to vest as of December 31, 2018	2,381,497	26.61	3.05	years	17.76	27.98	66,644,636
Exercisable as of December 31, 2018	1,693,997	18.21	3.07	years	9.58	36.39	61,644,292

For the years ended December 31, 2016, 2017 and 2018, the Group recognized share based payment expenses of RMB7,002, RMB54,505 and RMB65,884 in connection with the share options granted to employees, respectively. The total fair value of shares vested during the years ended December 31, 2016, 2017 and 2018 was RMB7,621,  RMB236 and RMB122,864, respectively.

As of December 31, 2018, there was RMB131,395 (2017: RMB162,949) unrecognized compensation cost related to unvested share options granted to executive and employees of the Group. The unvested share options expense relating to the share options of the Group is expected to be recognized over a weighted average period of 2 years on a straight-line basis schedule as of December 31, 2018.

(b)   Non‑vested shares

During 2016, 2017 and 2018, a total of 1,815,919, 2,900,580 and 1,102,576 non-vested shares were granted to executive officers, employees, members of Audit Committee and consultants of the Group under the 2012 and 2014 Plan, respectively.

Most of the non-vested shares granted have a vesting period of four years of employment services with the first one‑fourth vesting on the first anniversary from grant date, and the remaining three fourth vesting on a monthly basis over a three-year period ending on the fourth anniversary of the grant date. The non‑vested shares are not transferable and may not be sold or pledged and the holder has no voting or dividend right on the non‑vested shares. In the event a non‑vested shareholder’s employment for the Group is terminated for any reason prior to the fourth anniversary of the grant date, the holder’s right to the non‑vested shares will terminate effectively. The outstanding non‑vested shares shall be forfeited and automatically transferred to and reacquired by the Group without any consideration.

For the years ended December 31, 2016, 2017 and 2018, the non-vested shares movement was as follows:

Non-vested shares
outstanding
Outstanding as of January 1, 2016	2,094,709
Granted	1,815,919
Vested	(1,119,032)
Forfeited	(371,731)
Outstanding as of December 31, 2016	2,419,865
Granted	2,900,580
Vested	(925,623)
Forfeited	(464,564)
Outstanding as of December 31, 2017	3,930,258
Granted	1,102,576
Vested	(1,322,560)
Forfeited	(786,772)
Outstanding as of December 31, 2018	2,923,502

The Group recognized compensation expense over the four year service periods on a straight line basis, and applied a forfeiture rate of nil for key management for 2016, 2017 and 2018, while the forfeiture rate is 13%,  18% and 22% for employees for the years ended December 31, 2016, 2017 and 2018, respectively. The aggregate fair value of the restricted shares at grant dates was RMB824,474, RMB1,082,797 and RMB527,552 during the years ended December 31, 2016, 2017 and 2018 respectively. The fair values of non-vested shares are measured at the respective fair values of the Company’s ordinary shares on the grant-dates.

For the years ended December 31, 2016, 2017 and 2018, the Group recognized share based payment expenses of RMB468,651,  RMB612,593 and RMB605,326 in connection with the non-vested shares granted to employees, respectively.

As of December 31, 2018 there was RMB1,202,977 (2017: RMB1,432,463) unrecognized compensation cost related to non-vested shares which is expected to be recognized over a weighted average vesting period of 2.32 years. The weighted average granted fair value per share of non-vested shares granted during the years ended December 31, 2016, 2017 and 2018 was US$67.66 (approximately RMB469.76), US$55.51 (approximately RMB361.18) and US$65.59 (approximately RMB478.47) respectively.

(c)   Share‑based compensation expenses

For the years ended December 31, 2016, 2017 and 2018, share-based compensation expenses have been included in the following balances on the consolidated statements of income and comprehensive income:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Fulfillment expenses	(38,428)	(73,235)	(73,151)
Marketing expenses	(38,459)	(40,364)	(41,063)
Technology and content expenses	(183,122)	(206,073)	(203,594)
General and administrative expenses	(215,644)	(347,426)	(353,402)
	(475,653)	(667,098)	(671,210)